Document and Entity Information	Sep. 30, 2024
Cover [Abstract]
Entity Registrant Name	WILLIS TOWERS WATSON PLC
Amendment Flag	false
Entity Central Index Key	0001140536
Document Type	8-K
Document Period End Date	Sep. 30, 2024
Entity Incorporation State Country Code	L2
Entity File Number	001-16503
Entity Tax Identification Number	98-0352587
Entity Address, Address Line One	c/o Willis Group Limited
Entity Address, Address Line Two	51 Lime Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC3M 7DQ
Entity Address, Country	GB
City Area Code	(011)
Local Phone Number	44-20-3124-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, nominal value $0.000304635 per share
Trading Symbol	WTW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false